File No. 333-164069

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post Effective Amendment Number 4

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 6

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100]

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement incorporates by reference the prospectus and the Statement of Additional Information dated May 1, 2011 included in Post-Effective Amendment No. 4 to this registration statement on Form N-4 (File Nos. 333-164069), filed on April 29, 2011 pursuant to paragraph(b) of Rule 485.

The Ohio National Life Insurance Company

Ohio National Variable Account A

ONcore Flex II

Supplement dated [DATE]

to the Prospectus dated May 1, 2011

The following supplements and amends the prospectus dated May 1, 2011:

The following supplements the Fee Table in the prospectus.

Fee Table

Optional Rider Expenses

Premium Protection or Joint Premium Protection death benefit at issue ages through 70 with GLWB (2012), GLWB Plus, Joint GLWB (2012) or Joint GLWB Plus (currently 0.25%)	0.50% of the optional death benefit amount (maximum charge)

Premium Protection or Joint Premium Protection death benefit at issue ages 71-75 with GLWB (2012), GLWB Plus, Joint GLWB (2012) or Joint GLWB Plus (currently 0.40%)	0.80% of the optional death benefit amount (maximum charge)

Premium Protection Plus or Joint Premium Protection Plus death benefit with GLWB (2012), GLWB Plus, Joint GLWB (2012) or Joint GLWB Plus (currently 0.60%)	1.20% of the optional death benefit amount (maximum charge)

GLWB (2012) or GLWB Plus (currently 1.10%)	2.20% of the GLWB Base (maximum charge)

Joint GLWB (2012) or Joint GLWB Plus (currently 1.35%)	2.70% of the GLWB Base (maximum charge)

8-year guaranteed principal protection with GLWB Plus or Joint GLWB Plus (currently 0.00%)	0.50% of your average annual guaranteed principal amount (maximum charge)

Deferral Credit without age requirements with GLWB (2012), Joint GLWB (2012), GLWB Plus or Joint GLWB Plus (currently 0.10%)	0.25% of your GLWB Base (maximum charge)

Deferral Credit with age requirements with GLWB (2012), Joint GLWB (2012), GLWB Plus or Joint GLWB Plus (currently 0.05%)	0.25% of your GLWB Base (maximum charge)

GPP (2012) (currently 0.60%)	1.20% of your average annual guaranteed principal amount (maximum charge)

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Summary of Maximum Contract Expenses (expenses you could pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.35%
Account Expense Charge	0.35%

Subtotal	1.70%
Joint Premium Protection Plus death benefit	1.20%
Joint GLWB Plus	2.70%
Deferral Credit without age requirements with Joint GLWB Plus	0.25%
8-year guaranteed principal protection with Joint GLWB Plus	0.50%

Maximum Possible Total Separate Account Expenses:	6.35%

The following replaces the Examples in the prospectus.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,049	$3,285	$5,713	$12,594

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$1,049	$3,285	$5,713	$12,595

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$703	$2,275	$4,082	$9,655

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$703	$2,275	$4,082	$9,655

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The following replaces Investment Restrictions for Certain Optional Riders in the prospectus.

Investment Restrictions for Certain Optional Riders

If you select the GLWB (2012), Joint GLWB (2012), GLWB (2011) or Joint GLWB (2011) or selected GLWB or Joint GLWB rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

The Fixed Accumulation Account is not an available investment option with the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB rider. See “Fixed Accumulation Account” for more details about the Fixed Accumulation Account.

Your purchase payments and Contract Value must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)	(i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

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CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Income Opportunity Portfolio

U.S. Equity Portfolio

Target VIP Portfolio

Target Equity/Income Portfolio

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio

VIP Growth Portfolio

VIP Equity-Income Portfolio

Franklin Templeton Variable

Insurance Products Trust

Franklin Income Securities Fund

Franklin Flex Cap Growth Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Strategic Growth Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Equity Income Builder Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

Northern Lights Variable Trust

TOPS™ Protected Balanced ETF Portfolio

TOPS™ Protected Moderate Growth ETF Portfolio

TOPS™ Protected Growth ETF Portfolio

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Worldwide Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Stock Series

Neuberger Berman Advisers Management Trust

AMT Regency Portfolio

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CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Millennium Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

If you select the GLWB Plus, Joint GLWB Plus or GPP (2012) rider and elect investment restrictions, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below:

(a)	at least 50% must be allocated to investment options included in Category 1; and

(b)	no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you select the GLWB Plus, Joint GLWB Plus or GPP (2012) are:

INVESTMENT OPTIONS

CATEGORY 1	Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio TOPS™ Protected Moderate Growth ETF Portfolio TOPS™ Protected Growth ETF Portfolio

CATEGORY 2	AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Dynamic Asset Allocation Portfolio

You may allocate purchase payments to the Enhanced dollar-cost averaging (“DCA”) account and transfer amounts out of the account in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new

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instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•

If you have purchased the GLWB (2012), GLWB Plus or GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

•

If you have purchased the Joint GLWB (2012), Joint GLWB Plus or Joint GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

•	If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders,” “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders” and “Optional Guaranteed Principal Protection (‘GPP’)” for details.

The following replaces “Premium Protection Riders” and “Premium Protection Plus Riders” in the section “Optional Death Benefit Riders” in the prospectus.

Premium Protection Riders.

In those states where permitted, we may offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2011), GLWB (2012) or GLWB Plus riders described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except one of the GLWB (2011), GLWB (2012), GLWB Plus, either deferral credit rider or, if you have the GLWB Plus, the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB (2011), GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

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Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59 1/2, so any withdrawal before the annuitant is 59 1/2 is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider which varies by the issue age of the annuitant and the GLWB you own and is based on your GMDB amount. We may increase the charge on contracts issued in the future. The following chart shows the current and maximum charges for the Premium Protection rider when purchased in conjunction with the different available GLWB riders:

Current and Maximum Charges By Annuitant Issue Age
	Through age 70	Ages 71-75
With GLWB (2011)	0.10% (current) 0.25% (maximum)	0.25% (current) 0.50% (maximum)
With GLWB (2012)	0.25% (current) 0.50% (maximum)	0.40% (current) 0.80% (maximum)
With GLWB Plus	0.25% (current) 0.50% (maximum)	0.40% (current) 0.80% (maximum)

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

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Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

•	your contract terminates according to its terms (unless otherwise provided in this rider);

•	your GMDB amount is reduced to zero;

•	your Contract Value goes to zero because of an excess withdrawal;

•	your GLWB rider terminates;

•	you annuitize your contract;

•	the annuitant dies, except in the case of spousal continuation; or

•	you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation.

Since you may have the Premium Protection rider only if you have the GLWB (2011), GLWB (2012) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except one of the Joint GLWB (2011), Joint GLWB (2012) or GLWB Plus.

Allowable annual withdrawals begin under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus riders when the youngest Participating Spouse reaches 59 1/2, so any withdrawal before the youngest Participating Spouse is 59 1/2 (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2011), Joint

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GLWB (2012) and Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59 1/2 years old. (Please see the description of the Joint GLWB (2011), Joint GLWB (2012), and Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, we may offer the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract is issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2011), GLWB (2012) or GLWB Plus riders described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2011), GLWB (2012), GLWB Plus, either deferral credit rider or, if you have the GLWB Plus, the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without the reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59 1/2, so any withdrawal before the annuitant is 59 1/2 is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum

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annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount when purchased in conjunction with the GLWB (2011) and an annual charge of 0.60% of your GMDB amount when purchased in conjunction with the GLWB (2012) or GLWB Plus. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% for this rider when purchased in conjunction with the GLWB (2011) or 1.20% when purchased in conjunction with the GLWB (2012) or GLWB Plus. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

•	your contract terminates according to its terms (unless otherwise provided in this rider);

•	your GMDB amount is reduced to zero;

•	your Contract Value goes to zero because of an excess withdrawal;

•	you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•	your GLWB rider terminates;

•	you annuitize your contract;

•	the annuitant dies, except in the case of spousal continuation; or

•	you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2011), GLWB (2012) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

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You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus.

Allowable annual withdrawals begin under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus rider when the youngest Participating Spouse reaches 59 1/2, so any withdrawal before the youngest Participating Spouse is 59 1/2 (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59 1/2 years old. (Please see the description of the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

The following is added to “Optional Guaranteed Principal Protection (‘GPP’)” in the prospectus.

In those states where permitted, we may offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

With the GPP (2012), you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.60% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

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The following is added to “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders” in the prospectus.

GLWB (2012) and GLWB Plus

In those states where permitted, we may offer the GLWB (2012) or the GLWB Plus riders when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2012) or the GLWB Plus riders to existing contracts, in which case they may be added on a contract anniversary. You may not purchase the GLWB (2012) or the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, one of the deferral credit riders or, if you have the GLWB Plus, the 8-year guaranteed principal protection rider. You may not purchase either rider once the annuitant is 86 years old. If the GLWB (2012) or GLWB Plus is available, you may not purchase the GLWB (2011).

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB (2012) or GLWB Plus riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2012) and GLWB Plus riders, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2012) or GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2012) or GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2012) or GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2012) and GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set

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equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c)	8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit Rider.

We may offer the option to add a deferral credit rider to the GLWB (2012) or GLWB Plus at the time the riders are issued. The deferral credit rider may be offered with or without age requirements. If you have the deferral credit rider without age requirements and you take no withdrawals in the first ten contract years the GLWB (2012) or GLWB Plus rider is in effect, we guarantee that your GLWB base on your tenth rider anniversary will be at least:

(a)	200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments (excluding any extra credits, if applicable) made in the first contract year the rider is in effect, plus

(b)	any net purchase payments (excluding any extra credits, if applicable) made in the second through tenth years; plus

(c)	any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments (excluding any extra credits, if applicable) made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is an additional annual charge for the deferral credit rider without age requirements of 0.10% of your GLWB base. We reserve the right to increase the charge for new issues of this deferral credit rider to not more than 0.25%. On each anniversary the charge for this deferral credit rider will be deducted on a pro rata basis in proportion to your current investment option allocations.

We may also offer a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a)	200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any net purchase payments made in the second through tenth years; plus

(c)	any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

There is an additional annual charge for the deferral credit option with age requirements of 0.05% of your GLWB base. We reserve the right to increase the charge for new issues of this deferral credit rider to not more than 0.25%. On each anniversary the charge for this deferral credit rider will be deducted on a pro rata basis in proportion to your current investment option allocations.

If we offer both deferral credit riders at the same time, you cannot purchase the deferral credit rider without age requirements once the annuitant is 60 years old.

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Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2012) or GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2012) and GLWB Plus riders begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB (2012) or GLWB Plus riders without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may annually withdraw under the GLWB (2012) rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

The maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4.25%
65 to 74	5.25%
75 to 79	6%
80 to 84	6.5%
85+	7%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in

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the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB (2012) or the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix C for a detailed example of how the annual credit base and withdrawals work with the GLWB (2012) and GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2012) or GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2012) or GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 1/2. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal

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that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2012) or GLWB Plus rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2012) or GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB (2012) rider, there is an annual charge of 1.10% of the GLWB base. If you choose the GLWB Plus rider, there is an annual charge of 1.10% of the GLWB base. The charge for the GLWB (2012) or GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2012) or GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB (2012), we guarantee the new charge will not exceed 2.20% of the GLWB base. For the GLWB Plus, we guarantee the new charge will not exceed 2.20% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2012) or GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2012) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

The investment restrictions with the GLWB (2012) provide many more choices of investment options for you to allocate your purchase payments and contract value among than the investment restrictions with the GLWB Plus. The investment options with the GLWB (2012) offer the potential for more variability in their returns, either higher or lower, than one would expect for a similar investment option with the GLWB Plus. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are

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available if you do not select the GPWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Optional Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we may offer an optional guaranteed principal protection rider at the time the rider is issued. In the future, we may, at our sole option, offer this rider after the contract is issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 30 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is an annual charge for this guaranteed principal protection rider in conjunction with the GLWB Plus of 0.00% of your guaranteed principal amount (which may be increased to no more than 0.50% on contracts issued in the future).

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 30 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly

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RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2012) or GLWB Plus.

Termination.

The GLWB (2012) and GLWB Plus riders will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2012) and GLWB Plus riders will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB (2012) or GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB (2012) or GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2012) or GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or on or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59 1/2.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) and Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) rider (“Joint GLWB (2012)”) and a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB (2012) and the Joint GLWB Plus differ from the GLWB (2012) and GLWB Plus, respectively, since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2012) or Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2 for the lifetime of you and your spouse. The Joint GLWB (2012) or Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2012) and Joint GLWB Plus differ from electing spousal continuation under the GLWB (2012) and GLWB Plus, respectively, because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2012) or Joint GLWB Plus. The Joint GLWB (2012) has a higher charge than the GLWB (2012), and the Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB (2012) or Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add these riders once either spouse is 86 years old. The Joint GLWB (2012) and the Joint GLWB Plus riders are the same as the GLWB (2012) and GLWB Plus riders, respectively, except as described below.

The Joint GLWB (2012) or Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB (2012) or GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•	when a Participating Spouse dies;

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•	when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

•	if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

•	if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB (2012) or Joint GLWB Plus rider.

Under the Joint GLWB (2012) or Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59 1/2 years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2012) or Joint GLWB Plus rider until the youngest Participating Spouse becomes 59 1/2. Please carefully consider whether the Joint GLWB (2012) or Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2012) rider, there is an annual charge of 1.35% of the GLWB base. If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base. We may increase the charge for the Joint GLWB (2012) or Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.70% of the GLWB base for the Joint GLWB (2012) and 2.70% of the GLWB base for the Joint GLWB Plus.

If we are required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB (2012) or Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such couples or partners from buying the Joint GLWB (2012) or Joint GLWB Plus rider versus the GLWB (2012) or GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59 1/2 years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2012) or Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2 and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

The following is added to the prospectus.

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Appendix C

GLWB (2012) and GLWB Plus Examples

The following provide examples of how the annual credit base and withdrawals work under the GLWB (2012) and GLWB Plus.

GLWB (2012)

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2012) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

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Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

GLWB Plus

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,508 (5.25% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,508 (5.25% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,492 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,508 was $167,492 ($179,000 — $11,508). Upon the excess withdrawal, your GLWB base is set equal to $168,825, i.e. $219,200 x (1 — $38,492/$167,492). Because the GLWB base after adjustment for the excess withdrawal of $168,825 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,825.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,506 (8% of $168,825 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $182,331 ($168,825 prior GLWB base + $13,506 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $192,331 ($182,331 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,825 ($168,825 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,306 (8% of $178,825 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,637 ($182,331 prior GLWB

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base + $10,000 additional purchase payment + $14,306 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,306 (8% of $178,825 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,943 for year nine and $235,249 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,306 (8% of $178,825 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,555 ($235,249 prior GLWB base + $14,306 annual credit).

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Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a)	The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 15, 2011.

Statements of Assets and Contract Owners’ Equity, December 31, 2010.

Statements of Operations for the Period Ended December 31, 2010.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2010 and 2009.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 20, 2011.

Consolidated Balance Sheets, December 31, 2010 and 2009.

Consolidated Statements of Income for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2010, 2009 and 2008.

Notes to Consolidated Financial Statements, December 31, 2010, 2009, and 2008.

Financial Statement Schedules, December 31, 2010, 2009 and 2008.

(b)	Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Form of Deferred Variable Annuity Contract, Form 06-VA-4, was filed as Exhibit 99(4)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164069) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(f) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(i) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164075) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) N/A

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective July 1, 2010 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 35 on April 29, 2011 (File No. 333-86603) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Executive Vice President and Chief Marketing Officer — Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Individual Annuity Operations and Distributor Compensation

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Senior Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources & Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Senior Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Capital Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Underwriting

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Senior Vice President, Information Systems

Michael C. Vogel*	Vice President, Information Systems

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Peter Whipple*	Vice President, Life Product Managment

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%

Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	more than 90%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	80.5%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of August 24, 2011, this series of Registrant’s contracts were owned by 119 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director and President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$78,700,175	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)	Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)	The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)	Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 26th day of August, 2011.

Ohio National Variable Account A (Registrant)
By:	The Ohio National Life Insurance Company (Depositor)

By:	/S/ KRISTAL E. HAMBRICK
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 26th day of August, 2011.

The Ohio National Life Insurance Company (Depositor)

By:	/S/ KRISTAL E. HAMBRICK
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ GARY T. HUFFMAN Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	August 26, 2011

*/S/ JACK E. BROWN Jack E. Brown	Director	August 26, 2011

*/S/ VICTORUA B. BUYNISKI GLUCKMAN Victoria B. Buyniski Gluckman	Director	August 26, 2011

*/S/ JOSEPH A. CAMPANELLA Joseph A. Campanella	Director	August 26, 2011

*/S/ THOMAS G. CODY Thomas G. Cody	Director	August 26, 2011

*/S/ RONALD J. DOLAN Ronald J. Dolan	Director	August 26, 2011

John W. Hayden	Director	August 26, 2011

*/S/ JAMES F. ORR James F. Orr	Director	August 26, 2011

*JOHN R. PHILLIPS John R. Phillips	Director	August 26, 2011

/S/ ARTHUR J. ROBERTS Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	August 26, 2011

J. Michael Schlotman	Director	August 26, 2011

*By:	THERESE S. MCDONOUGH
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

99(9)	Opinion of Counsel

99(24)	Powers of Attorney